Revenues from contracts with customers - Disclosure of disaggregated revenue from contract with customers by type of goods or services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 360,506	€ 347,186	€ 109,357
Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,251	63,002	65,939
COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	309,578	253,314	0
Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,565	3,257	31,604
Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(39,888)	27,613	11,814
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,371	45,118	48,480
IXIARO® | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,371	45,118	48,480
IXIARO® | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
IXIARO® | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
IXIARO® | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,335	2,444	13,300
DUKORAL® | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,335	2,444	13,300
DUKORAL® | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
DUKORAL® | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
DUKORAL® | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,545	15,440	4,158
Third party products | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,545	15,440	4,158
Third party products | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Third party products | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Third party products | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	309,578	253,314
COVID VLA2001 | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
COVID VLA2001 | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	309,578	253,314
COVID VLA2001 | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
COVID VLA2001 | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Chikungunya VLA1553
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,565	3,257
Chikungunya VLA1553 | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Chikungunya VLA1553 | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Chikungunya VLA1553 | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,565	3,257
Chikungunya VLA1553 | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(45,869)	14,265	31,604
Lyme VLA15 | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Lyme VLA15 | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Lyme VLA15 | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	31,604
Lyme VLA15 | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(45,869)	14,265	0
Services related to clinical trial material
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,205	10,001	7,997
Services related to clinical trial material | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Services related to clinical trial material | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Services related to clinical trial material | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Services related to clinical trial material | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,205	10,001	7,997
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,776	3,346	3,817
Others | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 2,776	€ 3,346	€ 3,817